Prepaid Expenses and Other Receivables	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Receivables [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 9: PREPAID EXPENSES AND OTHER RECEIVABLES

As of December 31, 2024, and 2023, the Company’s prepaid expenses and other receivables include the following:

	December 31,
	2024	2023

Receivable from related parties	$1,417	$616
Prepaid expenses and advances to service providers	548	668
Receivable from government agencies	365	390
Office space sublease receivable	-	90
Other receivables	96	265
	$2,426	$2,029